Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details) - Computer Software, Intangible Asset [Member]	Dec. 31, 2024
Minimum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Software	2 years
Maximum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Software	10 years